Exhibit 99.8

TPR Firm:		Report Date:	2/6/2024

Client Name:	Finance of America Reverse	Report:	Final Tape Compare

Deal Name:	FASST 2024-1	Loans in report:	4

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data
XXX	XXX	XXX		Finance of America Reverse Flow 20230831	Term	notePage	360	120
XXX	XXX	XXX		Finance of America Reverse Flow 20230831	Maturity Date	notePage	XXX	XXX
XXX	XXX	XXX		Finance of America Reverse Flow 20230831	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX